Share Based Payments and Stock Options (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected dividends
Expected term		2 years 6 months
Risk-free rate	1.64%	1.64%
Minimum [Member]
Expected volatility	87.80%	72.91%
Expected term	2 years
Maximum [Member]
Expected volatility	92.70%	90.81%
Expected term	5 years